Insurance claims - Narrative (Details) - Non-life insurance - Insurance claims £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Insurance claims [Line Items]
Total non-life insurance claims, net of reinsurance	£ (322)
Weather-related claims, net of reinsurance
Insurance claims [Line Items]
Total non-life insurance claims, net of reinsurance	(30)
Severe weather related claims
Insurance claims [Line Items]
Total non-life insurance claims, net of reinsurance	£ (11)